Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Unrealized Gains, Losses, and Fair Value

The following is a summary of the unrealized gains, losses, and fair value by investment type at December 31, 2023 and 2022, respectively:

December 31, 2023	Amortized Cost	Gross Unrealized Losses	Fair Value

Corporate Bonds	$-	$-	$-

December 31, 2022	Amortized Cost	Gross Unrealized Losses	Fair Value

Corporate Bonds	$2,164,672	$(44,590)	$2,120,082

Schedule of Accounts Receivable

The following is a summary of the Company’s accounts receivable at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

Accounts receivable	$1,274,112	$766,692
Less: allowance for doubtful accounts	81,772	-
Accounts receivable – net	$1,192,340	$766,692

Schedule of Concentration of Risk

The Company has the following concentrations related to its sales, accounts receivable and vendor purchases greater than 10% of their respective totals:

Sales

	Year Ended December 31,
Customer	2023	2022
A	22.19%	11.46%
B	12.07%	11.26%
C	0.00%	31.75%
Total	34.26%	54.47%

Accounts Receivable

	Year Ended December 31,
Customer	2023	2022
A	46.57%	47.48%
B	13.50	0%
Total	60.07%	47.48%

Vendor Purchases

	Year Ended December 31,
Vendor	2023	2022
A	48.93%	78.62%
B	38.29%	17.91%
C	12.11%	3.15%
Total	99.33%	99.68%

Schedule of Disaggregation of Revenue

The following represents the Company’s disaggregation of revenues for the years ended December 31, 2023 and 2022:

	Years Ended December 31,
	2023		2022
	Revenue	% of Revenues	Revenue	% of Revenues

Fuel sales	$22,677,304	97.68%	$14,860,475	98.78%
Other	539,119	2.32%	184,246	1.22%
Total Sales	$23,216,423	100.00%	$15,044,721	100.00%

Schedule of Dilutive Equity Securities Outstanding

The following potentially dilutive equity securities outstanding as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Stock options (vested)	-	28,135
Warrants (vested)	203,629	203,629
Total common stock equivalents	203,629	231,764

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Property Plant and Vehicle Deprication Over Years

At December 31, 2023, property and equipment consisted of one vehicle (acquired in 2023), which is being depreciated over an estimated useful life of five years as follows:

Vehicle	$88,734
Less: accumulated depreciation	9,992
Vehicle – net	$78,742